RELATED PARTIES (Tables)	12 Months Ended
Jun. 30, 2020
RELATED PARTIES [Abstract]
Subsidiaries
	Country of Incorporation	Equity Interest
		2020%	2019%	2018%
Piedmont Lithium, Inc.	United States	100	100	100
Gaston Land Company, LLC	United States	100	100	100

Aggregate Compensation Made to Key Management Personnel
The aggregate compensation made to Key Management Personnel of the Group is set out below:

	2020 US$	2019 US$	2018 US$
Short-term employee benefits	1,414,164	1,673,245	1,153,314
Post-employment benefits	27,785	30,544	18,876
Termination benefits	30,000	-	-
Share-based payments	451,864	420,529	957,147
Total compensation	1,923,813	2,124,318	2,129,337